Financial Instruments - Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade payables
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	$ 10,580	$ 13,335
Amounts offset	6,467	9,029
Net amounts as presented	4,113	4,306
Cash collateral received/pledged	1	11
Other offsetting instruments	79	101
Net amounts	4,033	4,194
Derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	10,502	12,355
Amounts offset	5,893	7,253
Net amounts as presented	4,609	5,102
Cash collateral received/pledged	797	706
Other offsetting instruments	1,761	2,262
Net amounts	2,051	2,134
Trade receivables
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	10,658	13,821
Amounts offset	6,470	8,975
Net amounts as presented	4,188	4,846
Cash collateral received/pledged	14	54
Other offsetting instruments	79	101
Net amounts	4,095	4,691
Derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	12,798	12,995
Amounts offset	6,125	7,310
Net amounts as presented	6,673	5,685
Cash collateral received/pledged	1,573	531
Other offsetting instruments	1,750	2,262
Net amounts	$ 3,350	$ 2,892